Mortgage Loans	3 Months Ended
Mar. 31, 2024
Mortgage Loans [Abstract]
Mortgage Loans

Note 8 - Mortgage Loans

Long-term liabilities consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023
Mortgage note with a bank. The note bears interest at a rate of 7.5% and provides for monthly interest payments. The note matures on January 1, 2053 at which time there is a balloon payment of remaining principal and interest due, and is secured by the property as well as guaranteed by a shareholder of the Company.	$-	$247,000